Other Current Liabilities (Tables)	12 Months Ended
Mar. 31, 2023
Other Current Liabilities [Abstract]
Schedule of Other Current Liabilities	Other current liabilities consist of the following:
	As of March 31, 2023	As of March 31, 2022
	(US$)	(US$)
GST and other tax liabilities	$73,248	$7,790,790
CSR expenses liabilities	-	206,619
Cheques receivables / payables (net)	1,437,245	—
Capital creditors	799,501	896
Advances from customers	142,196	—
	$2,452,190	$7,998,305